LOANS LOANS - Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 64,857	$ 106,622	$ 133,671
Reclassification from (to) nonaccretable difference	4,606	1,075	23,216
Accretion	(14,429)	(21,544)	(33,730)
Other net activity	(8,251)	(21,296)	(16,535)
Balance at end of period	$ 46,783	$ 64,857	$ 106,622